SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for credit losses	$ 3,721,435	$ 4,537,564
Deferred tax liabilities, Allowance for credit losses
Deferred tax assets, Loss carry-forwards	4,301,035	5,080,165
Deferred tax liabilities, Loss carry-forwards
Deferred tax assets, Fixed assets	49,112	25,406
Deferred tax liabilities, Fixed assets	(396,037)	(272,344)
Deferred tax assets, Inventory valuation	156,769	329,915
Deferred tax liabilities, Inventory valuation
Deferred tax assets, cryptocurrency valuation		81,447
Deferred tax liabilities, cryptocurrency valuation
Deferred tax assets, Accrued liabilities	14,274	15,038
Deferred tax liabilities, Accrued liabilities	157,509
Deferred tax assets, Long-term investments	217,305	5,897
Deferred tax liabilities, Long-term investments
Deferred tax assets, Intangible assets
Deferred tax liabilities, Intangible assets	130,963	137,973
Deferred tax assets, Gross	8,459,930	10,075,432
Deferred tax liabilities, Gross (liabilities)	(107,565)	(134,371)
Deferred tax assets, Valuation allowance	(8,352,365)	(9,941,061)
Deferred tax liabilities, Valuation allowance
Total deferred tax assets	107,565	134,371
Total deferred tax (liabilities)	$ (107,565)	$ (134,371)